Summary of changes in convertible debt (Details)	12 Months Ended
Dec. 31, 2022 GBP (£)
Beginning Balance of Residual loan	£ 6,806,210
Beginning balance, Embedded derivative	6,925,654
Beginning balance, Convertible loan	13,731,864
Loan notes issued in the period, Residual loan	170
Loan notes issued in the period, Embedded derivative	17,940
Loan notes issued in the period, Convertible loan	18,110
Accrued interest, Residual loan	6,704,511
Accrued interest, Embedded derivative
Accrued interest, Convertible loan	6,704,511
Conversion of loan notes, Residual loan	(10,506,174)
Conversion of loan notes, Embedded derivative
Conversion of loan notes, Convertible loan	(10,506,174)
Repayment of loan notes, Residual loan	(2,632,324)
Repayment of loan notes, Embedded derivative
Repayment of loan notes, Convertible loan	(2,632,324)
Modification of convertible loan, Residual loan	(30,535)
Modification of convertible loan, Embedded derivative	170,879
Modification of convertible loan, Convertible loan	140,344
Fair value adjustment, Residual loan
Fair value adjustment, Embedded derivative	(7,112,034)
Fair value adjustment, Convertible loan	(7,112,034)
Currency adjustment, Residual loan	311,626
Currency adjustment, Embedded derivative
Currency adjustment, Convertible loan	311,626
Ending balance, Residual loan	653,484
Ending balance, Embedded derivative	2,439
Ending balance, Convertible Debt	£ 655,923